Long-Term Loans	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Loans

NOTE 7 - LONG-TERM LOANS:

a.	JPMorgan Credit Agreement

On August 7, 2014, the Company, through one of its subsidiaries, entered into a senior secured credit agreement with JPMorgan Chase Bank, N.A., as administrative agent, and a syndicate of lenders. Under the JPMorgan Credit Agreement, the Company borrowed $297.0 million (net of $3.0 million discount) aggregate principal amount on August 7, 2014. On June 23, 2016, the Company repaid in full all amounts owing under, and terminated and retired, the JPMorgan Credit Agreement.

b.	U.K. Facilities Agreement

(i)	General

On June 13, 2016, two of the Company’s United Kingdom subsidiaries (collectively, the “U.K. Borrowers”) entered into a facilities agreement in respect of term and revolving loan facilities in the aggregate amount of $125.0 million (the “U.K. Facilities Agreement”), arranged by Barclays Bank PLC and Lloyds Bank PLC (the “Lenders”), with Lloyds Bank PLC acting as security agent. SPTS Technologies Investments Limited, the parent company of the U.K. Borrowers and a wholly owned indirect subsidiary of the Company, guaranteed the U.K. Facilities Agreement together with the U.K. Borrowers, SPTS Technologies UK Limited and SPTS Technologies Overseas Holdings Limited (collectively, the “U.K. Guarantors”). On June 23, 2016, the U.K. Borrowers borrowed $110.0 million under a term loan (the “Term Loan”) pursuant to the U.K. Facilities Agreement. The U.K. Facilities Agreement also includes a $15.0 million revolving credit facility (the “RCF”) for working capital purposes of the U.K. Borrowers, if needed. As of December 31, 2016, the outstanding principal amount of the Term Loan was $90.0 million, and $11.25 million was available under the RCF, $3.75 million having been utilized as a credit line to secure currency hedging.

(ii)	Interest and maturity

For each interest period under the U.K. Facilities Agreement, both the Term Loan and amounts drawn under the RCF bear interest at a percentage rate per annum which is the aggregate of the margin plus the prevailing LIBOR in respect of the relevant interest period (or in relation to loans in Euros, EURIBOR). The margin varies quarterly based on the Leverage (as defined in the U.K. Facilities Agreement as a measure of the ratio of the SD U.K. Group Total Net Debt to SD U.K. Group EBITDA, each as defined in the U.K. Facilities Agreement) of the SD U.K. Group as follows.

Leverage of the SD U.K. Group	Term Loan Margin % per annum	RCF % per annum
Greater than 2.0 : 1	1.90	1.90
Less than or equal to 2.0 : 1 but greater than 1.5 : 1	1.60	1.60
Less than or equal to 1.5 : 1 but greater than 1.25 : 1	1.45	1.45
Less than or equal to 1.25 : 1 but greater than 1.0 : 1	1.30	1.30
Less than or equal to 1.0 : 1	1.15	1.15

For the initial interest period ended September 23, 2016, the margin was set at 1.45%. Interest on each loan will be payable on the last day of the relevant interest period (or if such interest period is longer than six months, payable at six-monthly intervals). The commitment fee on any unused amount of the RCF will be in an amount equal to 35% of the applicable margin per annum. As of December 31, 2016, the actual interest rate was 2.15%.

The Term Loan and the RCF will mature on June 13, 2020. If the Lenders consent (and upon payment of an extension fee calculated in relation to the outstanding amount of the Term Loan and the RCF) SPTS Technologies Investments Limited can elect to extend the maturity of the Term Loan and RCF by one year to June 13, 2021.

(iii)	Amortization and Prepayments

Amounts borrowed under the Term Loan are to be repaid in annual installments of $20.0 million on each anniversary of the date of the U.K. Facilities Agreement, with the final installment of the remaining outstanding amount due for repayment on the fourth (or if extended, the fifth) anniversary of the date of the U.K. Facilities Agreement. Amounts repaid under the Term Loan may not be re-borrowed.

Each amount borrowed under the RCF is required to be repaid on the last day of its interest period, with a final maturity date of the fourth (or if extended, the fifth) anniversary of the date of the U.K. Facilities Agreement. Amounts repaid under the RCF may be re-borrowed from time to time until the maturity date.

The U.K. Borrowers are permitted to prepay the outstanding Term Loan or any portion thereof at any time without premium or penalty, other than normal LIBOR breakage costs. Any such prepayment will reduce the future repayment installments due to be made in respect of the Term Loan pro rata. In addition to permitting voluntary prepayments at any time, the U.K. Facilities Agreement contains mandatory prepayment provisions. The Term Loan and the RCF will be required to be mandatorily prepaid under certain circumstances including, without limitation, a change of control, flotation and illegality. On December, 30, 2016, the U.K. Borrowers prepaid $20.0 million of the Term Loan.

Commencing in 2017, the required annual principal payments based on the amortization schedule of the loan as of December 31, 2016, without giving effect to any voluntary prepayments, are as follows:

$ in thousands
Year ending December 31:
2017	16,364
2018	16,364
2019	16,364
2020	40,908

90,000

(iv)	Guarantees and Collateral for the Term Loan

The obligations of the U.K. Borrowers and the U.K. Guarantors under the U.K. Facilities Agreement are secured against certain assets of the U.K. Guarantors by way of an English Law debenture that was issued on June 23, 2016 (the “Debenture”). The Debenture created a floating charge on all of their respective assets (other than certain excluded assets), and a fixed charge on certain assets including, without limitation, the property in Newport, Wales, certain intellectual property, their goodwill and shareholdings in subsidiaries.

(v)	Covenants and Events of Default

The U.K. Facilities Agreement requires that the U.K. Guarantors comply with certain affirmative and negative covenants, including financial maintenance covenants, in each case customary for English law facilities agreements of this type. These financial maintenance covenants are set forth below:

(A)	a leverage covenant (which tests the ratio of SD U.K. Group Total Net Debt to SD U.K. Group EBITDA, each as defined in the U.K. Facilities Agreement) which must not exceed the ratio of 2.75 to 1; and

(B)	an interest coverage covenant (which tests the ratio of SD U.K. Group EBITDA to SD U.K. Group Net Finance Charges, each as defined in the U.K. Facilities Agreement) which must not be less than the ratio of 4.0 to 1.

These financial maintenance covenants are tested quarterly, at the end of March, June, September and December of each year (commencing in December 2016), in each case by reference to the financial performance of the SD U.K. Group over the preceding 12 months. The U.K. Facilities Agreement limits the amount of intra-group trading that can be carried out between the SD U.K. Group and the other parts of the Company. In particular, payments of dividends by the SD U.K. Group to outside the SD U.K. Group, and repayments of loans or advances made to the SD U.K. Group from outside the SD U.K. Group, are restricted, and are only permitted upon certain conditions being met. These conditions include that there not be an event of default, the leverage covenant (as described above) not exceeding 2.0 to 1.0 when most recently tested and a look forward certificate being issued pursuant to which the SD U.K. Group would confirm that it is projected to remain in compliance with the financial maintenance covenants detailed above for the next six months). In addition, subject to certain exceptions, all transactions between the SD U.K. Group and the Company and its other subsidiaries must be on an arm’s length basis. These provisions in the U.K. Facilities Agreement will limit the amount of intra-group transactions between the SD U.K. Group and the Company and its other subsidiaries. The Company will not be able to receive distributions, advances, loans or other amounts from the SD U.K. Group unless the financial maintenance covenants are met and are expected to be met for at least the next six months. This may limit the Company’s ability to engage in advantageous transactions with the SD U.K. Group.

The U.K. Facilities Agreement also places certain restrictions on the SD U.K. Group’s ability to undertake certain acts including, among other things, taking further borrowings (with permitted exceptions), creating security (with permitted exceptions), disposing assets (with permitted exceptions), making loans and granting guarantees (with permitted exceptions) and corporate acquisitions above a certain threshold. The U.K. Facilities Agreement contains certain events of default customary for English law facilities agreements of this type, such as payment defaults, breaches of representations and warranties, covenant defaults, cross-defaults to other material indebtedness, certain events of bankruptcy and insolvency, material judgments, invalidity of loan documents, certain liens and guarantees, change in control, cessation of business and material adverse effect on the SD U.K. Group.

As of December 31, 2016, the SD U.K. Group is in compliance with all covenants.